Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HC Capital Trust
Entity Central Index Key	0000934563
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000025694
Shareholder Report [Line Items]
Fund Name	The U.S. Equity Portfolio
Trading Symbol	HCEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The U.S. Equity Portfolio for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Equity Portfolio	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Equity Portfolio	25.34%	14.54%	14.23%
MSCI USA Index	25.08%	14.56%	13.08%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 1,859,060,039
Holdings Count | Holding	1,167
Advisory Fees Paid, Amount	$ 721,855
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,859,060,039
Number of Portfolio Holdings	1,167
Net Investment Advisory Fees	$721,855
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Net Assets
Information Technology	29.9%
Financials	13.3%
Consumer Discretionary	11.5%
Health Care	10.2%
Communication Services	9.4%
Industrials	8.7%
Consumer Staples	5.5%
Energy	3.5%
Utilities	2.3%
Real Estate	2.1%
Materials	2.0%
Other Investments	0.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000062556
Shareholder Report [Line Items]
Fund Name	The Institutional U.S. Equity Portfolio
Trading Symbol	HCIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Institutional U.S. Equity Portfolio for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional U.S. Equity Portfolio	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Institutional U.S. Equity Portfolio	22.07%	13.69%	13.88%
MSCI USA Index	25.08%	14.56%	13.08%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 2,572,543,801
Holdings Count | Holding	1,092
Advisory Fees Paid, Amount	$ 1,748,211
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,572,543,801
Number of Portfolio Holdings	1,092
Net Investment Advisory Fees	$1,748,211
Portfolio Turnover Rate	25%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Net Assets
Investment Company	31.5%
Information Technology	16.8%
Financials	9.2%
Consumer Discretionary	8.2%
Industrials	7.0%
Health Care	7.0%
Communication Services	5.3%
Real Estate	4.2%
Consumer Staples	3.9%
Utilities	2.7%
Energy	1.7%
Other Investments	0.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000157800
Shareholder Report [Line Items]
Fund Name	The ESG Growth Portfolio
Trading Symbol	HCESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The ESG Growth Portfolio for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The ESG Growth Portfolio	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
The ESG Growth Portfolio	17.79%	10.65%	9.14%
MSCI World Index (Gross)	19.19%	11.70%	10.57%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 202,171,805
Holdings Count | Holding	1,373
Advisory Fees Paid, Amount	$ 106,091
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$202,171,805
Number of Portfolio Holdings	1,373
Net Investment Advisory Fees	$106,091
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Net Assets
Information Technology	26.7%
Financials	16.2%
Consumer Discretionary	11.4%
Industrials	10.9%
Health Care	10.6%
Communication Services	6.3%
Consumer Staples	5.6%
Energy	3.8%
Materials	3.3%
Utilities	2.5%
Real Estate	2.2%
Other Investments	0.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000164403
Shareholder Report [Line Items]
Fund Name	The Catholic SRI Growth Portfolio
Trading Symbol	HCSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Catholic SRI Growth Portfolio for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Catholic SRI Growth Portfolio	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
The Catholic SRI Growth Portfolio	19.95%	11.64%	11.97%
MSCI World Index (Gross)	19.19%	11.70%	12.62%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 36,848,404
Holdings Count | Holding	1,281
Advisory Fees Paid, Amount	$ 2,097
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,848,404
Number of Portfolio Holdings	1,281
Net Investment Advisory Fees	$2,097
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Net Assets
Information Technology	29.0%
Financials	17.7%
Consumer Discretionary	12.4%
Industrials	9.4%
Communication Services	9.0%
Consumer Staples	5.3%
Energy	4.1%
Health Care	4.0%
Materials	3.6%
Utilities	2.8%
Real Estate	2.4%
Other Investments	0.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000025696
Shareholder Report [Line Items]
Fund Name	The International Equity Portfolio
Trading Symbol	HCIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The International Equity Portfolio for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The International Equity Portfolio	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The International Equity Portfolio	3.38%	5.17%	5.26%
MSCI EAFE Index (Gross)	4.35%	5.24%	5.71%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 542,253,502
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 340,963
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$542,253,502
Number of Portfolio Holdings	397
Net Investment Advisory Fees	$340,963
Portfolio Turnover Rate	8%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Net Assets
Financials	21.0%
Industrials	15.2%
Investment Company	10.7%
Health Care	9.4%
Consumer Discretionary	9.4%
Information Technology	8.5%
Consumer Staples	6.3%
Materials	6.0%
Energy	4.9%
Communication Services	3.4%
Utilities	2.5%
Other Investments	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000065218
Shareholder Report [Line Items]
Fund Name	The Institutional International Equity Portfolio
Trading Symbol	HCINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Institutional International Equity Portfolio for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional International Equity Portfolio	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Institutional International Equity Portfolio	3.83%	4.07%	4.79%
MSCI EAFE Index (Gross)	4.35%	5.24%	5.71%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 868,997,087
Holdings Count | Holding	877
Advisory Fees Paid, Amount	$ 938,877
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$868,997,087
Number of Portfolio Holdings	877
Net Investment Advisory Fees	$938,877
Portfolio Turnover Rate	18%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Net Assets
Investment Company	50.5%
Financials	9.6%
Industrials	8.2%
Health Care	6.2%
Consumer Discretionary	5.5%
Consumer Staples	4.7%
Information Technology	4.6%
Materials	2.9%
Communication Services	2.4%
Utilities	1.8%
Energy	1.7%
Other Investments	0.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000065289
Shareholder Report [Line Items]
Fund Name	The Emerging Markets Portfolio
Trading Symbol	HCEMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Portfolio	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Emerging Markets Portfolio	6.91%	1.52%	2.91%
MSCI EM Index	8.05%	2.10%	4.04%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 657,294,062
Holdings Count | Holding	764
Advisory Fees Paid, Amount	$ 813,880
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$657,294,062
Number of Portfolio Holdings	764
Net Investment Advisory Fees	$813,880
Portfolio Turnover Rate	37%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Net Assets
Investment Company	39.1%
Information Technology	14.2%
Financials	14.0%
Consumer Discretionary	7.8%
Communication Services	7.5%
Industrials	4.0%
Materials	3.5%
Consumer Staples	2.8%
Energy	2.6%
Health Care	2.0%
Utilities	1.5%
Other Investments	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective December 12, 2024.

Material Fund Change Adviser [Text Block]	Specialist manager changes were implemented for this Portfolio effective December 12, 2024.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.
C000025697
Shareholder Report [Line Items]
Fund Name	The Core Fixed Income Portfolio
Trading Symbol	HCIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Core Fixed Income Portfolio for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Core Fixed Income Portfolio	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Core Fixed Income Portfolio	1.21%	-0.46%	1.26%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 90,271,097
Holdings Count | Holding	1,250
Advisory Fees Paid, Amount	$ 37,128
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$90,271,097
Number of Portfolio Holdings	1,250
Net Investment Advisory Fees	$37,128
Portfolio Turnover Rate	6%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Net Assets
Investment Company	50.2%
U.S. Treasury Obligation	24.2%
U.S. Government Agency Mortgage	10.6%
Financials	4.4%
Energy	1.4%
Communication Services	1.3%
Utilities	1.2%
Health Care	1.2%
Information Technology	1.1%
Industrials	1.0%
Materials	0.8%
Other Investments	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000025698
Shareholder Report [Line Items]
Fund Name	The Corporate Opportunities Portfolio
Trading Symbol	HCHYX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Corporate Opportunities Portfolio	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Corporate Opportunities Portfolio	8.56%	5.84%	5.70%
Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index	6.77%	3.90%	4.97%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 207,271,658
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 144,351
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$207,271,658
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$144,351
Portfolio Turnover Rate	59%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Net Assets
Investment Companies	95.9%
Financials	1.3%
Futures	-0.6%
Credit Default Swap	-2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective August 19, 2024.

Material Fund Change Adviser [Text Block]	Specialist manager changes were implemented for this Portfolio effective August 19, 2024.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.
C000091786
Shareholder Report [Line Items]
Fund Name	The U.S. Government Fixed Income Securities Portfolio
Trading Symbol	HCUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The U.S. Government Fixed Income Securities Portfolio for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Government Fixed Income Securities Portfolio	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Government Fixed Income Securities Portfolio	0.55%	-0.36%	0.88%
Bloomberg U.S. Government Index	0.62%	-0.63%	0.85%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 965,142,921
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 158,725
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$965,142,921
Number of Portfolio Holdings	304
Net Investment Advisory Fees	$158,725
Portfolio Turnover Rate	18%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Net Assets
Investment Companies	53.4%
U.S. Treasury Obligations	44.9%
U.S. Government Agency Securities	0.7%
Written Options	-0.0%
Futures	-0.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000091788
Shareholder Report [Line Items]
Fund Name	The U.S. Corporate Fixed Income Securities Portfolio
Trading Symbol	HCXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The U.S. Corporate Fixed Income Securities Portfolio for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Corporate Fixed Income Securities Portfolio	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Corporate Fixed Income Securities Portfolio	2.74%	1.08%	2.72%
Bloomberg U.S. Corporate Bond Index	2.13%	0.30%	2.43%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 266,809,866
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 105,198
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$266,809,866
Number of Portfolio Holdings	190
Net Investment Advisory Fees	$105,198
Portfolio Turnover Rate	41%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Net Assets
Investment Companies	24.1%
Financials	23.9%
Communication Services	7.8%
Energy	6.7%
Utilities	6.2%
Information Technology	6.1%
Health Care	5.9%
Industrials	4.3%
Materials	4.0%
Consumer Discretionary	3.9%
Real Estate	3.2%
Consumer Staples	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000091790
Shareholder Report [Line Items]
Fund Name	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Trading Symbol	HCASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	1.50%	-0.58%	0.80%
Bloomberg U.S. Securitized Index	1.45%	-0.59%	1.00%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 216,234,198
Holdings Count | Holding	1,643
Advisory Fees Paid, Amount	$ 85,727
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$216,234,198
Number of Portfolio Holdings	1,643
Net Investment Advisory Fees	$85,727
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	80.7%
Investment Companies	20.5%
Collateralized Mortgage-Backed Securities	4.8%
Asset Backed Securities	1.4%
Utilities	0.1%
TBA Sale Commitments	-0.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000025699
Shareholder Report [Line Items]
Fund Name	The Short-Term Municipal Bond Portfolio
Trading Symbol	HCSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Short-Term Municipal Bond Portfolio for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Short-Term Municipal Bond Portfolio	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Short-Term Municipal Bond Portfolio	1.60%	0.76%	0.97%
Bloomberg 1-3 Year Municipal Bond Index	2.52%	1.25%	1.30%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 69,360,460
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 42,929
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$69,360,460
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$42,929
Portfolio Turnover Rate	12%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Net Assets
General Obligation	55.5%
Revenue Bonds	42.1%
Investment Company	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000025691
Shareholder Report [Line Items]
Fund Name	The Intermediate Term Municipal Bond Portfolio
Trading Symbol	HCIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Intermediate Term Municipal Bond Portfolio for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Intermediate Term Municipal Bond Portfolio	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Intermediate Term Municipal Bond Portfolio	1.37%	0.90%	1.64%
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	0.69%	0.99%	1.89%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 507,890,438
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 466,644
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$507,890,438
Number of Portfolio Holdings	265
Net Investment Advisory Fees	$466,644
Portfolio Turnover Rate	12%

Holdings [Text Block]

Portfolio Composition

Investments	Percent of Net Assets
Revenue Bonds	60.6%
General Obligation	20.8%
Investment Companies	15.2%
Certificates of Participation	2.1%
Tax Allocation	0.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.